BORROWINGS - Non-recourse Borrowings Change in the Unamortized Financing Fees of Corporate Borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unamortised Fees
Unamortized financing fees, beginning of year	$ (124)	$ (132)
Additional financing fees	(50)	(49)
Amortization of financing fees	25	36
Gains (losses) on exchange differences on translation of foreign operations, net of tax	9	21
Unamortized financing fees, end of year	(140)	(124)
Unamortised Premiums
Unamortized premiums and discounts, beginning of year	105	160
Additional premiums and discounts	(90)	(13)
Amortization of premiums and discounts	(14)	(15)
Foreign exchange translation and other	(12)	(27)
Unamortized premiums and discounts, end of year	$ (11)	$ 105